Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 08, 2016
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 09, 2016
Prospectus Date	rr_ProspectusDate	Jul. 11, 2016